 [LOGO OF WILLKIE FARR & GALLAGHER LLP]                787 Seventh Avenue
                                                       New York, NY 10019-6099
                                                       Tel: 212 728 8000
                                                       Fax: 212 728 8111

January 29, 2010

VIA EDGAR

Linda Stirling, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Sanford C. Bernstein Fund, Inc.
    Post-Effective Amendment No. 49 to the Registration Statement
    Securities Act File No. 33-21844; Investment Company Act File No. 811-5555

Dear Ms. Stirling:

On behalf of Sanford C. Bernstein Fund, Inc. (the "Fund"), we are hereby filing Post-Effective Amendment No. 49 to the Fund's Registration Statement under the Securities Act of 1933 (the "1933 Act") and Amendment No. 50 to the Fund's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment"). The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will become effective immediately. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

The Amendment is being filed to respond to oral comments provided by you to the undersigned on January 8, 2010 regarding Post-Effective Amendment No. 48 to the Fund's Registration Statement and to make certain other changes. Defined terms, unless otherwise defined herein, have the meanings given them in the Amendment.

For your convenience, the substance of your oral comments has been restated below. The Registrant's responses to each comment are set out immediately under the restated comment.

Sanford C. Bernstein Fund, Inc. Prospectus

Comment No. 1: Please delete the headers referencing the categories of Portfolios that appear prior to certain Portfolios' summary sections, as they are not permitted by Form N-1A.

     NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS in alliance with Dickson Minto W.S., London and Edinburgh

January 29, 2010
Page 2

Response:  The above-referenced headers have been deleted.

Comment No. 2: In the investment objective subsection of each of the International Portfolio's and the Tax-Managed International Portfolio's summary section, please remove the second sentence disclosing whether the Portfolio is managed with regard to tax considerations.

Response: The above-referenced disclosure has been moved from the investment objective subsection of each above-referenced Portfolio's summary section to the principal strategies subsection of each such Portfolio's summary section.

Comment No. 3: Please delete the footnotes to the fee table for each Portfolio, as they are not permitted by Form N-1A. Please also delete the "Transfer Agent" expenses caption from the fee tables where such expenses are listed as 0.00%.

Response:  The requested changes have been made.

Comment No. 4: In the introductory paragraph to each Portfolio's expense example, please delete the phrase "and that all dividends and distributions are reinvested" from the third sentence, as it is not permitted by Form N-1A.

Response:  The above-referenced disclosure has been deleted.

Comment No. 5: With respect to each of the International Portfolio and the Tax-Managed International Portfolio, please disclose that the Portfolio invests in at least three countries other than the United States.

Response: The above-referenced disclosure appears in the first paragraph of the principal strategies subsection of each above-referenced Portfolio's summary section.

Comment No. 6: With respect to each of the International Portfolio and the Tax-Managed International Portfolio, please disclose how the Manager determines whether an issuer is a foreign issuer, and with respect to the Emerging Markets Portfolio, please disclose how the Manager determines whether an issuer is an emerging markets issuer.

Response: With respect to each of the International Portfolio and the Tax-Managed International Portfolio, foreign issuers are determined based on whether they are included in countries that make up the MSCI EAFE Index, the Portfolio's benchmark index. The principal strategies subsection of each of the International Portfolio's and the Tax-Managed International Portfolio's summary section states that "[t]he Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada." With respect to the Emerging Markets Portfolio, disclosure regarding how the Manager determines whether an issuer is an emerging markets issuer is included in the second paragraph of the principal strategies subsection of the Portfolio's summary section.

January 29, 2010
Page 3

Comment No. 7: Please reflect the portfolio transaction fee on redemptions in the Emerging Market Portfolio's expense example and delete the disclosure that follows the example which states that the "example reflects the portfolio transaction fee on purchases but does not reflect the portfolio transaction fee on redemptions."

Response: The first portion of the expense example reflects the portfolio transaction fee on redemptions. The second portion of the expense example does not reflect the portfolio transaction fee on redemptions as it relates to instances where shares are not redeemed. The above-referenced disclosure has been revised to clarify that only the latter portion of the example does not reflect the portfolio transaction fee on redemptions.

Comment No. 8: Please disclose in the principal strategies subsection of each fixed-income Portfolio's summary section the manner in which individual securities are selected for the Portfolio.

Response: The following disclosure has been added to the principal strategies subsection of each fixed-income Portfolio's summary section: "The Manager selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings."

Comment No. 9: The third paragraph of the principal strategies subsection of each of the Short Duration New York Municipal Portfolio's and the Short Duration California Municipal Portfolio's summary section makes reference to non-investment grade fixed-income securities. Please note that these types of securities are known as "junk bonds."

Response:  The requested change has been made.

Comment No. 10: With respect to the risk disclosure regarding the State of New York for each of the Short Duration New York Municipal Portfolio and the New York Municipal Portfolio and regarding the State of California for each of the Short Duration California Municipal Portfolio and the California Municipal Portfolio, please enhance the disclosure to include specific risks regarding the applicable State's economy.

Response: The above-referenced risk disclosure has been enhanced to include risks specific to each State's economy, including risks resulting from specific industries or events.

Comment No. 11: The last sentence of the first paragraph in the principal strategies subsection of the Short Duration Diversified Municipal Portfolio's summary section states that "[t]he Portfolio will invest no more than 25%." Such sentence should be revised to state that "[t]he Portfolio will invest less than 25%."

Response: The requested change has not been made, as the Portfolio's investment policy is to invest "no more than 25%," which is different than to invest "less than 25%."

January 29, 2010
Page 4

Comment No. 12: With respect to each of the New York Municipal Portfolio, the California Municipal Portfolio and the Diversified Municipal Portfolio, please include an explanation of the term "total return" following, or in a parenthetical included in, each Portfolio's investment objective.

Response: The Registrant does not feel it is appropriate to define the term "total return" in the section setting out a Portfolio's investment objective, as it is not part of the Portfolio's investment objective.

Comment No. 13: Please disclose whether the interest paid on the U.S. Government Short Duration Portfolio's investments will be subject to the alternative minimum tax.

Response: The income earned by the U.S. Government Short Duration Portfolio is generally subject to federal income taxes, and therefore no special alternative minimum tax treatment.

Comment No. 14: Please identify supplementally the portion of the Short Duration Plus Portfolio's investment strategy that gives rise to the "Plus" reference in its name.

Response: The "Plus" reference in the Short Duration Plus Portfolio's name refers to the ability of the Portfolio to invest up to 20% in lower rated/higher yielding securities.

Comment No. 15: Since not all of the information required by Items 6-8 of Form N-1A is the same for each Portfolio, please remove the combined section that follows the summary sections and include the information required by Items 6-8 in each Portfolio's summary section.

Response:  The requested change has been made.

Comment No. 16: In the "Management of the Portfolio - Portfolio Managers" section of the prospectus, please ensure that the business experience for the past five years for each portfolio manager is disclosed, as required by Item 10 of Form N-1A. Please note that an individual's corporate title (e.g., Vice President) may not be informative as to such person's business experience.

Response: The business experience of each portfolio manager is disclosed in the prospectus. Though a only corporate title is disclosed with respect to certain portfolio managers, the disclosure states that such position is with the Manager, indicating the individual's business experience. Further, in many instances, both an individual's corporate title, as well as his or her operating title (e.g., Director of Municipal Bond Trading) is disclosed.

AllianceBernstein Municipal Income Portfolios Prospectus

Comment No. 1: Please include an explanation of the term "total return" following, or in a parenthetical included in, each Portfolio's investment objective.

January 29, 2010
Page 5

Response: The Registrant does not feel it is appropriate to define the term "total return" in the section setting out a Portfolio's investment objective, as it is not part of the Portfolio's investment objective.

Comment No. 2: Please disclose in the principal strategies subsection of each Portfolio's summary section the manner in which individual securities are selected for the Portfolio.

Response: The requested disclosure has been added to each Portfolio's summary section.

Comment No. 3: Consider combining the two footnotes that follow the Intermediate Diversified Municipal Portfolio's expense example into one footnote, to streamline such Portfolio's summary section.

Response:  The requested change has not been made.

Comment No. 4: The last sentence of the first paragraph in the principal strategies subsection of the Intermediate Diversified Municipal Portfolio's summary section states that "[t]he Portfolio will invest no more than 25%." Such sentence should be revised to state that "[t]he Portfolio will invest less than 25%."

Response: The requested change has not been made, as the Portfolio's investment policy is to invest "no more than 25%," which is different than to invest "less than 25%."

Comment No. 5: With respect to the risk disclosure regarding the State of New York for the Intermediate New York Municipal Portfolio and the State of California for each of the Intermediate California Municipal Portfolio, please enhance the disclosure to include specific risks regarding the applicable State's economy.

Response: The above-referenced risk disclosure has been enhanced to include risks specific to each State's economy, including risks resulting from specific industries or events.

AllianceBernstein Bond Funds Prospectus

Comment No. 1: The third and fourth paragraphs of the principal strategies subsection of the AllianceBernstein Short Duration Portfolio's summary section are not appropriate for a section discussing investment strategies. Consider removing such disclosure or moving it to the section required by Item 9 of Form N-1A.

Response:  The above-referenced disclosure has been deleted.

January 29, 2010
Page 6

AllianceBernstein Blended Style Funds Prospectus

Comment No. 1: Please move the two footnotes that appear under the Shareholder Fees portion of the International Portfolio's fee table to the bottom of the table (i.e., following the Annual Portfolio Operating Expenses portion).

Response:  The requested change has been made.

Comment No. 2: Please disclose that each Portfolio invests in at least three countries other than the United States.

Response: The above-referenced disclosure appears in the first paragraph of the principal strategies subsection of each Portfolio's summary section.

Comment No. 3: Please disclose how the Adviser determines whether an issuer is a foreign issuer.

Response: Foreign issuers are determined based on whether they are included in countries that make up the MSCI EAFE Index, each Portfolio's benchmark index. The principal strategies subsection of each Portfolio's summary section states that "[t]he Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far
East) and Canada."

The above-referenced Registrant has authorized us to represent that, with respect to filings made by the Registrant with the Securities and Exchange Commission (the "Commission") and reviewed by the Commission's staff (the "Staff"), it acknowledges that:

    (a)the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

    (b)Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

    (c)the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions concerning the above, please call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
-------------------------
Elliot J. Gluck

cc: Marc Bryant, AllianceBernstein L.P.
    Margery K. Neale, Willkie Farr & Gallagher LLP